Segment Reporting, Geographic and Significant Customer Information - Schedule of Sets Forth Reporting Revenue Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		$ 3,291	$ 3,229	$ 3,085
United States [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		870	751	604
Japan [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		481	480	1,130
India [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		413	109	47
China [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		41	440	104
Israel [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		30	30	30
Other [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region	[1]	$ 1,456	$ 1,419	$ 1,170

[1]	No country included in Others represents more than 10% of consolidated revenues.